Capital management	12 Months Ended
Dec. 31, 2017
Disclosure detailed information about capital management [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
15.	Capital management

The Company’s objectives in the managing of the liquidity and capital are to safeguard the Company’s ability to continue as a going concern and provide the financial capacity to meet its strategic objectives. The capital structure of the Company consists of equity attributable to common shareholders, comprising of issued share capital, contributed surplus, accumulated and other comprehensive income and accumulated deficit.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares, issue new debt and/or acquire or dispose of assets to facilitate the management of its capital requirements. The Company prepares annual expenditure budgets that are updated as necessary depending upon various factors, including successful capital deployment and general industry conditions. As at December 31, 2017, the Company did not have long term liabilities for settlement.

Minco Silver Corp [Member]
Disclosure detailed information about capital management [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
16.
Capital management

The Company’s objectives in the managing of the liquidity and capital are to safeguard the Company’s ability to continue as a going concern and provide the financial capacity to meet its strategic objectives. The capital structure of the Company consists of equity attributable to common shareholders, comprising of issued share capital, common share purchase warrants, contributed surplus, accumulated other comprehensive income and accumulated deficit.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares, issue new debt and/ or acquire or dispose of assets to facilitate the management of its capital requirements. The Company prepares annual expenditure budgets that are updated as necessary depending upon various factors, including successful capital deployment and general industry conditions. The annual and updated budgets are approved by the Company’s board of directors.

As at December 31, 2017, the Company does not have any long-term debt and has sufficient funds to meet its current operating and exploration and development obligations.